Property, plant and equipment	12 Months Ended
Dec. 31, 2011
Property, plant and equipment [Abstract]
Property, plant and equipment

11. Property, plant and equipment

Property, plant and equipment consist of the following:

(in thousands)	Land, buildings and constructions EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR

Cost
Balance, January 1, 2010	482,233	533,134	154,966	286,484	1,456,817
Additions	38,528	244,123	31,015	29,129	342,795
Disposals	(2,876)	(187,181)	(1,103)	(1,844)	(193,004)
Effect of exchange rates	8,970	19,177	757	2,475	31,379

Balance, December 31, 2010	526,855	609,253	185,635	316,244	1,637,987
Additions	213,513	355,358	20,918	29,314	619,103
Disposals	-	(212,286)	(216)	(1,619)	(214,121)
Effect of exchange rates	1,773	11,698	323	1,040	14,834

Balance, December 31, 2011	742,141	764,023	206,660	344,979	2,057,803

Accumulated depreciation and impairment
Balance, January 1, 2010	92,043	339,493	114,929	254,992	801,457
Depreciation	28,125	79,970	14,919	21,548	144,562
Impairment charges	6,673	1,178	500	212	8,563
Disposals	(1,328)	(71,809)	(1,045)	(1,696)	(75,878)
Effect of exchange rates	1,996	9,194	438	2,324	13,952

Balance, December 31, 2010	127,509	358,026	129,741	277,380	892,656
Depreciation	27,362	99,968	13,128	17,575	158,033
Impairment charges	-	3,508	2,789	5,975	12,272
Disposals	-	(64,417)	(41)	(988)	(65,446)
Effect of exchange rates	1,006	4,715	158	799	6,678

Balance, December 31, 2011	155,877	401,800	145,775	300,741	1,004,193

Carrying amount
December 31, 2010	399,346	251,227	55,894	38,864	745,331
December 31, 2011	586,264	362,223	60,885	44,238	1,053,610

As of December 31, 2011, the carrying amount includes assets under construction for land, buildings and constructions of EUR 165.0 million (2010: EUR 31.8 million), machinery and equipment of EUR 16.6 million (2010: EUR 16.3 million), leasehold improvements of EUR 1.3 million (2010: EUR 29.1 million) and furniture, fixtures and other equipment of EUR 8.0 million (2010: EUR 6.9 million). As of December 31, 2011, the carrying amount of land amounts to EUR 51.1 million (2010: EUR 36.1 million).

The majority of the additions and disposals in 2011 and 2010 relate to machinery and equipment (including operating leases, prototypes, evaluation and training systems). These systems are similar to those that ASML sells in its ordinary course of business. The systems are capitalized under property, plant and equipment because they are held for own use, for rental and for evaluation purposes. These systems are recorded at cost and depreciated over their expected useful life. From the time that these assets are no longer held for use but intended for sale in the ordinary course of business, they are reclassified from property, plant and equipment to inventory at the lower of their carrying value or fair market value. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the consolidated statements of cash flows. An amount of EUR 300.5 million (2010: EUR 214.1 million) of the additions relates to non-cash transfers from inventory and an amount of EUR 17.7 million relates to other non-cash movements (mainly investments not yet paid). An amount of EUR 145.3 million (2010: EUR 110.4 million) of the disposals relates to non-cash transfers to inventory. When sold, the proceeds and cost of these systems are recorded as net sales and cost of sales, respectively, identical to the treatment of other sales transactions. The cost of sales for these systems includes the inventory value and the additional costs of refurbishing (materials and labor).

The impairment charges recorded in 2011 mainly related to machinery and equipment and furniture, fixture and other equipment (EUR 9.5 million). The Company recorded impairment charges with respect to technical equipment and software which are ceased to be used. The impairment charges were determined based on the difference between the assets’ value estimated fair value (being EUR 1.9 million) and their carrying amount.

The impairment charges recorded in 2010 mainly related to buildings and constructions (EUR 6.7 million). The Company recorded impairment charges with respect to several technical infrastructure items which are ceased to be used due to technical changes relating to NXE (EUV) development. The impairment charges were determined based on the difference between the assets’ estimated fair value (being EUR 0.4 million) and their carrying amount.

The impairment charges recorded in 2009 mainly related to machinery and equipment (EUR 11.2 million). The Company impaired certain non-leading-edge systems and machinery and equipment that had ceased to be used or would cease to be used during the expected economic life, and which management no longer believes can be sold because of lack of demand for these products. The impairment charges were determined based on the difference between the assets’ estimated fair value (being EUR 7.0 million) and their carrying amount.

In determining the fair value of an asset, the Company makes estimates about future cash flows. These estimates are based on the Company’s financial plan updated with the latest available projection of semiconductor market conditions and the Company’s sales and cost expectations which are consistent with the plans and estimates that it uses to manage its business.

As of December 31, 2011, the carrying amount of machinery and equipment includes an amount of EUR 201.4 million with respect to evaluation and operating lease systems (2010: EUR 63.0 million).

During 2011, the Company recorded impairment charges of EUR 12.3 million (2010: EUR 8.6 million; 2009: EUR 15.9 million) of which it recorded EUR 6.2 million (2010: EUR 7.3 million; 2009: EUR 2.1 million) in cost of sales, EUR 3.5 million (2010: EUR 0.7 million; 2009: EUR 9.1 million) in R&D costs and EUR 2.6 million (2010: EUR 0.6 million; 2009: EUR 4.7 million) in SG&A costs.

During 2011, the Company recorded depreciation charges of EUR 158.0 million (2010: EUR 144.6 million; 2009: EUR 131.1 million) of which it recorded EUR 117.7 million (2010: EUR 108.7 million; 2009: EUR 83.6 million) in cost of sales, EUR 24.9 million (2010 EUR 16.7 million; 2009: EUR 21.9 million) in R&D costs and EUR 15.4 million (2010: EUR 19.2 million; 2009: EUR 25.6 million) in SG&A costs.

Variable Interest Entity

The carrying amount of land, buildings and constructions includes an amount of EUR 33.8 million (2010: EUR 35.2 million) relating to the Company’s headquarters in Veldhoven, the Netherlands, which is owned by Koppelenweg II B.V., a Variable Interest Entity (“VIE”).

In 2003, the Company moved to its current Veldhoven headquarters. The Company is leasing these headquarters for a period of 15 years (from 2003) from an entity (“lessor”) that was incorporated by a syndicate of three banks (“shareholders”) solely for the purpose of leasing this building. The lessor’s shareholders’ equity amounts to EUR 1.9 million and did not change since 2003.

The shareholders each granted a loan of EUR 11.6 million and a fourth bank granted a loan of EUR 12.3 million (EUR 47.1 million in total) to the parent of the lessor. ASML provided the parent of the lessor with a subordinated loan of EUR 5.4 million and has a purchase option that is exercisable either at the end of the lease in 2018, at a price of EUR 24.5 million, or during the lease at a price equal to the book value of the assets. The total assets of the lessor entity amounted to EUR 54.5 million at inception of the lease. The entity is determined to be a VIE because the equity investors do not have sufficient equity at risk for the legal entity to finance its activities without sufficient additional subordinated support.

The primary purpose for which the VIE was created was to provide ASML with use of the building for 15 years, where ASML does not retain substantially all the risks and rewards from changes in value of the building. The main activities of the entity are to rent, re-market and ultimately sell the building that is owned by the VIE. The economic performance of the VIE is most significantly impacted by the ability of the lessee (ASML) to exercise the call option at any time during the lease term, and thus the Company could potentially benefit from increases in the fair value of the building.

While the debt holders have a variable interest, and may absorb losses, and the equity holders have a variable interest and may receive benefits, they do not have the power to direct activities that most significantly impact the entity’s economic performance and therefore, cannot be the primary beneficiary. Through the pre-determined price of the call option ASML has the power over the VIE, therefore only ASML meets both the power and losses/benefit criterion and consolidates the VIE.